Net Periodic Benefit Costs of Pension Plans (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Domestic plans USD ($)	Mar. 31, 2012 Domestic plans JPY (¥)	Mar. 31, 2011 Domestic plans JPY (¥)	Mar. 31, 2010 Domestic plans JPY (¥)	Mar. 31, 2012 Foreign Plans USD ($)	Mar. 31, 2012 Foreign Plans JPY (¥)	Mar. 31, 2011 Foreign Plans JPY (¥)	Mar. 31, 2010 Foreign Plans JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 134,427	¥ 11,023,000	¥ 10,819,000	¥ 11,255,000	$ 15,439	¥ 1,266,000	¥ 1,821,000	¥ 2,461,000
Interest cost	67,183	5,509,000	5,705,000	5,249,000	103,488	8,486,000	9,014,000	9,491,000
Expected return on plan assets	(5,805)	(476,000)	(531,000)	(525,000)	(100,329)	(8,227,000)	(8,236,000)	(7,972,000)
Net amortization	19,841	1,627,000	1,860,000	3,447,000	7,256	595,000	935,000	450,000
Settlement benefit					(1,402)	(115,000)	(182,000)	(230,000)
Total net periodic pension cost	$ 215,646	¥ 17,683,000	¥ 17,853,000	¥ 19,426,000	$ 24,452	¥ 2,005,000	¥ 3,352,000	¥ 4,200,000